Restatement of Previously Issued Financial Statements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Increase (Decrease) in Provision for unrecoverable advances	$ 300,000
Common Class A [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Temporary equity redemption price per share		$ 10.00
Minimum net worth to consummate business combination		$ 5,000,001